Average Annual Total Returns			12 Months Ended	32 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	264 Months Ended		296 Months Ended		321 Months Ended	354 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
HSBC U.S. Government Money Market Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares
Average Annual Return, Percent	[1]		3.89%		2.93%		1.85%					1.77%
Performance Inception Date	[1]	Apr. 01, 1999
HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares
Average Annual Return, Percent	[1]		4.25%		3.21%		2.13%	1.46%
Performance Inception Date	[1]	Dec. 24, 2003
HSBC U.S. Government Money Market Fund Intermediary Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Shares
Average Annual Return, Percent	[1]		4.22%		3.18%	2.21%
Performance Inception Date	[1]	Jul. 12, 2016
HSBC U.S. Government Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Service Shares
Average Annual Return, Percent	[1]		4.20%		3.17%	2.19%
Performance Inception Date	[1]	Jul. 12, 2016
HSBC U.S. Government Money Market Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class P Shares
Average Annual Return, Percent	[1]		4.20%	4.82%
Performance Inception Date	[1]	May 11, 2023
HSBC U.S. Government Money Market Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class Y Shares
Average Annual Return, Percent	[1]		4.15%		3.12%		2.04%						2.22%
Performance Inception Date	[1]	Jul. 01, 1996
HSBC U.S. Treasury Money Market Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares
Average Annual Return, Percent	[2]		3.83%		2.90%		1.81%			1.35%
Performance Inception Date	[2]	May 14, 2001
HSBC U.S. Treasury Money Market Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares
Average Annual Return, Percent	[2]		4.21%		3.18%		2.09%		1.54%
Performance Inception Date	[2]	Dec. 30, 2003
HSBC U.S. Treasury Money Market Fund Intermediary Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Shares
Average Annual Return, Percent	[2]		4.19%		3.16%	2.17%
Performance Inception Date	[2]	Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Intermediary Service Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Intermediary Service Shares
Average Annual Return, Percent	[2]		4.17%		3.15%	2.17%
Performance Inception Date	[2]	Jul. 12, 2016
HSBC U.S. Treasury Money Market Fund Class P Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class P Shares
Average Annual Return, Percent	[2]		4.17%	4.80%
Performance Inception Date	[2]	May 11, 2023
HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class Y Shares
Average Annual Return, Percent	[2]		4.09%		3.09%		2.00%				1.51%
Performance Inception Date	[2]	May 11, 2001

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund also received a one-time payment in respect of a class action settlement. As a result, the Fund’s total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.